Stock Based Compensation (Option activity for company's stock incentive plans) (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	9 Months Ended	12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Shares, Beginning Balance	3,347,445	6,171,707	5,796,170	7,180,000
Number of Shares, Granted	672,000	161,000	1,149,062	594,340
Number of Shares, Exercised	(136,182)	(2,885,470)
Number of Shares, Options repurchased and cancelled				(794,660)
Number of Shares, Forfeitures and Cancellations	(147,751)	(99,792)	(773,525)	(1,183,510)
Number of Options, Ending Balance	3,735,512	3,347,445	6,171,707	5,796,170	7,180,000
Number of Shares, Vested and expected to vest, Ending Balance	3,660,648	3,306,522
Number of Shares, Vested and exercisable, Ending Balance	2,668,567	2,496,755
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Options outstanding, Weighted Average Exercise Price, Beginning Balance	$ 1.45	$ 0.72	$ 0.23	$ 0.04
Options, Granted, Weighted Average Exercise Price	$ 11.21	$ 10.44	$ 3.42	$ 1.87
Options, Exercised, Weighted Average Exercise Price	$ 2.29	$ 0.28
Options, Repurchased and Cancelled, Weighted Average Exercise Price				$ 0.04
Options, Forfeitures and Cancellations, Weighted Average Exercise Price	$ 5.55	$ 4.71	$ 1.03	$ 0.07
Options outstanding, Weighted Average Exercise Price, Ending Balance	$ 3.01	$ 1.45	$ 0.72	$ 0.23	$ 0.04
Options, Weighted Average Exercise Price, Vested and expected to vest, Ending Balance	$ 2.88	$ 1.41
Options outstanding, Intrinsic Value, Beginning Balance	$ 42,920	$ 43,135	$ 12,642	$ 5,516
Options, Weighted Average Exercise Price, Vested and exercisable, Ending Balance	$ 0.84	$ 0.55
Options outstanding, Intrinsic Value, Ending Balance	40,087	42,920	43,135	12,642	5,516
Options, Aggregate Intrinsic Value, Vested and expected to vest, Ending Balance	39,783	42,518
Options outstanding, Weighted Average Remaining Contractual Term, Ending Balance	6 years 3 months 11 days	6 years 7 months 13 days	6 years 5 months 9 days	6 years 11 months 1 day	7 years 7 months 21 days
Options, Aggregate Intrinsic Value, Vested and exercisable, Ending Balance	$ 34,407	$ 34,197
Options, Weighted Average Remaining Contractual Term, Vested and expected to vest, Ending Balance	6 years 2 months 19 days	6 years 7 months 6 days
Options, Weighted Average Remaining Contractual Term, Vested and exercisable, Ending Balance	5 years 3 months	6 years 11 days